Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 11,802,391	$ 9,875,427
Federal funds sold and overnight deposits	116,259,370	101,064,775
Total cash and cash equivalents	128,061,761	110,940,202
Securities available-for-sale (amortized cost $156,694,754 and $179,668,079 at 12/31/25 and 12/31/24, respectively)	144,528,758	159,697,420
Restricted equity securities, at cost	2,933,050	2,629,350
Loans held-for-sale	138,000	0
Loans	965,285,662	927,940,805
Allowance for credit losses	(10,864,983)	(9,810,212)
Deferred net loan costs	786,604	648,695
Net loans	955,207,283	918,779,288
Premises and equipment, net	12,090,886	12,072,985
Accrued interest receivable	4,607,975	4,472,474
Bank owned life insurance	5,398,085	5,318,354
Goodwill	11,574,269	11,574,269
Other real estate owned	319,019	0
Other assets	22,699,860	23,445,787
Total assets	1,287,558,946	1,248,930,129
Deposits:
Demand, non-interest bearing	218,842,543	197,697,470
Interest-bearing transaction accounts	299,636,739	304,212,085
Money market funds	187,132,921	169,533,067
Savings	142,543,291	142,925,828
Time deposits, $250,000 and over	46,913,997	42,637,716
Other time deposits	175,598,510	144,638,592
Total deposits	1,070,668,001	1,001,644,758
Repurchase agreements	41,498,171	48,943,996
Borrowed funds	35,975,022	72,600,000
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	12,843,774	14,806,170
Total liabilities	1,173,871,968	1,150,881,924
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 0 shares issued at 12/31/25, 15 shares issued and outstanding at 12/31/24 ($100,000 liquidation value, per share)	0	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,882,266 and 5,809,035 shares issued at 12/31/25 and 12/31/24, respectively (including 15,924 and 21,187 shares issued 2/1/26 and 2/1/25, respectively)	14,705,665	14,522,588
Additional paid-in capital	40,076,561	38,801,755
Retained earnings	73,021,908	61,623,460
Accumulated other comprehensive loss	(9,611,137)	(15,776,821)
Less: treasury stock, at cost; 299,339 shares at 12/31/25 and 210,101 shares at 12/31/24	(4,506,019)	(2,622,777)
Total shareholders' equity	113,686,978	98,048,205
Total liabilities and shareholders' equity	$ 1,287,558,946	$ 1,248,930,129
Book value per common share outstanding	$ 20.36	$ 17.24